Consolidated statements of changes in partners' equity - USD ($) $ in Thousands	General partner units	Common units	Class B units	Preference units	Total
Balance as of beginning of the year at Dec. 31, 2020	$ 11,028	$ 594,901		$ 347,889	$ 953,818
Balance as of beginning of the year (in units) at Dec. 31, 2020	1,021,336	47,517,824	2,075,000	14,350,000
Net proceeds from public offerings of common units and issuances of general partner units (Note 6)	$ 205	$ 9,634			9,839
Number of common units in public offering or general partner units	56,158	3,195,401
Repurchases of preference units (Note 6)		$ (2)		$ (18,386)	(18,388)
Number of units of repurchases of preference units				(733,978)
Number of Common units upon conversion of Class B units		415,000	(415,000)
Number of units of settlement of awards vested during the year		8,976
Distributions declared and paid (Note 6)	$ (42)	$ (1,972)		$ (29,863)	(31,877)
Share-based compensation, net of accrued distribution	8	372			380
Partnership's (loss)/profit	(482)	(23,486)		29,694	5,726
Partnership's total comprehensive (loss)/income	(482)	(23,486)		29,694	5,726
Balance as of end of the year at Dec. 31, 2021	$ 10,717	$ 579,447		$ 329,334	919,498
Balance as of end of the year (in units) at Dec. 31, 2021	1,077,494	51,137,201	1,660,000	13,616,022
Repurchases of preference units (Note 6)	$ 4	$ 191		$ (49,442)	(49,247)
Number of units of repurchases of preference units				(1,973,611)
Number of Common units upon conversion of Class B units		415,000	(415,000)
Settlement of awards vested during the year and issuances of general partner units (Note 6)	$ 16				16
Number of units of settlement of awards vested during the year and issuance of general partner units	2,769	135,664
Distributions declared and paid (Note 6)	$ (43)	$ (2,057)		$ (27,001)	(29,101)
Share-based compensation, net of accrued distribution	16	742			758
Partnership's (loss)/profit	1,898	90,630		26,458	118,986
Partnership's total comprehensive (loss)/income	1,898	90,630		26,458	118,986
Balance as of end of the year at Dec. 31, 2022	$ 12,608	$ 668,953		$ 279,349	960,910
Balance as of end of the year (in units) at Dec. 31, 2022	1,080,263	51,687,865	1,245,000	11,642,411
Automatic cancellation of repurchased common units and Class B units (in units)		(36,175,157)	(830,000)
Capital contribution from GasLog - Borrowings repayments (Note 7)		$ 764,080			764,080
Deemed distribution to GasLog ($50,000 loan pay-out by GasLog Partners) (Note 1)	$ (3,156)	(46,844)			(50,000)
Stock plan termination	(94)	$ (1,392)			(1,486)
Number of Common units upon conversion of Class B units		415,000	(415,000)
Number of units of settlement of awards vested during the year		108,894
Distributions declared and paid (Note 6)	(9,223)	$ (256,289)		$ (26,747)	(292,259)
Share-based compensation, net of accrued distribution	15	447			462
Partnership's (loss)/profit	4,526	106,716		27,467	138,709
Partnership's total comprehensive (loss)/income	4,526	106,716		27,467	138,709
Balance as of end of the year at Dec. 31, 2023	$ 4,676	$ 1,235,671		$ 280,069	$ 1,520,416
Balance as of end of the year (in units) at Dec. 31, 2023	1,080,263	16,036,602		11,642,411